UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06024

THE INDONESIA FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

The Indonesia Fund, Inc.

Schedule of Investments

March 31, 2009 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-88.74%
Indonesia-85.76%

Automobiles-8.78%
PT Astra International Tbk	3,312,461	$4,100,314

Commercial Banks-23.91%
PT Bank Central Asia Tbk	21,357,000	5,723,880
PT Bank Danamon Indonesia Tbk	2,183,000	591,824
PT Bank Mandiri	13,884,500	2,629,926
PT Bank Rakyat Indonesia	6,100,000	2,223,389
		11,169,019
Construction & Engineering-0.23%
PT Adhi Karya Tbk	4,525,000	108,146

Construction Materials-3.67%
PT Holcim Indonesia Tbk†	1,419,000	67,764
PT Indocement Tunggal Prakarsa Tbk	1,711,000	780,214
PT Semen Gresik (Persero) Tbk	2,692,000	868,125
		1,716,103
Diversified Telecommunication Services-21.25%
PT Indosat Tbk	1,681,000	689,389
PT Telekomunikasi Indonesia	14,157,560	9,239,655
		9,929,044
Food Products-4.22%
PT Astra Agro Lestari Tbk	762,500	933,574
PT Indofood Sukses Makmur Tbk	12,703,500	1,036,448
		1,970,022
Gas Utilities-6.93%
PT Perusahaan Gas Negara	17,356,000	3,239,785

Household Products-4.18%
PT Unilever Indonesia Tbk	2,832,000	1,953,748

Machinery-4.08%
PT United Tractors Tbk	3,244,700	1,907,195

Multiline Retail-1.01%
PT Matahari Putra Prima Tbk	6,335,000	307,928
PT Matahari Putra Prima Tbk Warrants (Strike Price: 900 IDR; expiring 07/12/10)†	3,104,125	2,955
PT Ramayana Lestari Sentosa Tbk	4,218,000	158,907
		469,790

Oil, Gas & Consumable Fuels-5.71%
PT Bumi Resources Tbk	18,392,000	1,306,163
PT Indika Energy Tbk†	2,715,000	368,821
PT Tambang Batubara Bukit Asam Tbk	1,693,000	991,924
		2,666,908
Real Estate Management & Development-1.79%
PT Bakrieland Development Tbk†	37,776,500	278,776
PT Bakrieland Development Tbk Warrants (Strike Price: 250 IDR; expiring 04/30/10)†	2,264,560	5,879
PT Ciputra Development Tbk†	8,284,000	259,042
PT Kawasan Industri Jababeka Tbk†	56,601,000	245,584
PT Sentul City Tbk†	10,418,000	45,088
PT Summarecon Agung Tbk Warrants (Strike Price: 550 IDR; expiring 06/21/10)†	2,523,932	3,713
		838,082
Total Indonesia (Cost $33,724,976)		40,068,156

Singapore-2.15%

Oil, Gas & Consumable Fuels-2.15%
Straits Asia Resources Ltd. (Cost $4,208,879)	1,845,000	1,003,616

Thailand-0.83%

Commercial Banks-0.27%
Kasikornbank Public Company Ltd.	100,200	127,731

Real Estate Management & Development-0.56%
Land and Houses Public Company Ltd., NVDR	3,084,700	259,059

Total Thailand (Cost $539,227)		386,790

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $38,473,082)		41,458,562

	Principal Amount (000’s)
SHORT-TERM INVESTMENT-11.82%

United Kingdom-11.82%
Citibank London, overnight deposit, 0.10%, 04/01/09 (Cost $5,522,000)	$5,522	5,522,000

TOTAL INVESTMENTS-100.56% (Cost $43,995,082)		46,980,562

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.56)%		(263,232)

NET ASSETS-100.00%		$46,717,330

†	Non-income producing security.
NVDR	Non-Voting Depository Receipt.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 –	quoted prices in active markets for identical investments
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$12,547	$—
Level 2 - Other Significant Observable Inputs	46,968,015	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$46,980,562	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $43,995,082, $17,038,193, $(14,052,713) and $2,985,480, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INDONESIA FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009